Debt - Schedule of Principal Payments of Long-Term Debt (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Trail Dust [Member]
Debt [Line Items]
2026 (remainder)	$ 391
2027	700
2028	754
2029	168
2030
Thereafter
Total	2,013
ABS III Securitization [Member]
Debt [Line Items]
2026 (remainder)	12,438
2027	41,976
2028	35,158
2029	32,610
2030	31,046
Thereafter	194,889
Total	$ 348,117